Basis of Presentation and Summary of Significant Accounting Policies - Summary of Customers Representing More Than 10% of Accounts Receivable (Details)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Servicios Liverpool, S.A. de C.V. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%